Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Stockholders' deficit
Preferred stock, shares authorized	50,000,000			50,000,000	50,000,000
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 40.00	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000			750,000,000	750,000,000
Common stock, shares par value	$ 0.0001			$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	1,103,643			907,047	721,295
Treasury stock, shares	0			13,953	0